CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 25, 2014	Jun. 26, 2013
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	64,558,909	67,444,099
Treasury stock, shares	111,687,740	108,802,550